Note 16 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
One Time Stock Based Compensation and Transaction Costs		$ 49,465
Deferred Tax Assets, Net	$ 67,671	81,080
Undistributed Earnings of Foreign Subsidiaries	21,886	21,642
Unrecognized Tax Benefits	2,292	2,519	$ 3,624
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,292	2,519
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	234	174	$ 106
Recovery of Income Tax Interest and Penalties	58	106
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	350	$ 174
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (581)
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period	4 years